Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The HC Committee generally meets in January and February each year to consider prior year performance under Linde’s incentive programs. At the February meeting, the HC Committee approves annual equity awards with a grant date of on or about March 7th of each year (unless such date falls on a non-business day). The HC Committee may also grant equity awards at other points during the year in connection with new hires or other events, as circumstances require.

Linde’s equity grant practices reflect the HC Committee’s intent that grants of equity awards generally be made when the Company is not in possession of material nonpublic information.

Linde typically publicly releases fourth quarter and full year financial results in a press release and in an SEC

Form 8-K filing in late January or early February of each year, before the February HC Committee meeting at which the equity grants are approved. Linde also files its annual report on Form 10-K by the end of February each year, after the HC Committee meeting at which equity grants are approved, but before the typical March 7th equity grant date.

As such, the HC Committee does not time the disclosure of any material nonpublic information for the purpose of affecting the value of equity grants, including those granted in 2024. No stock options were granted to any NEO during 2024 during the period 1) beginning four business days before the filing of Linde’s Form 10-Q, Form 10-K, or Form 8-K that discloses material nonpublic information and 2) ending one business day after the filing of such report.

Award Timing Method

Linde typically publicly releases fourth quarter and full year financial results in a press release and in an SEC

Form 8-K filing in late January or early February of each year, before the February HC Committee meeting at which the equity grants are approved. Linde also files its annual report on Form 10-K by the end of February each year, after the HC Committee meeting at which equity grants are approved, but before the typical March 7th equity grant date.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Linde’s equity grant practices reflect the HC Committee’s intent that grants of equity awards generally be made when the Company is not in possession of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false